Capital and reserves - Treasury shares (Details) - RUB (₽) ₽ in Thousands		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital and reserves
Payments to acquire treasury shares		₽ 329,642	₽ 1,096,357	₽ 0
American Depositary Shares
Capital and reserves
Number of shares repurchased		95,188	283,673
Payments to acquire treasury shares		₽ 329,642	₽ 1,096,357
Maximum
Capital and reserves
Repurchase of aggregate amount under share buyback program	₽ 3,000,000